Events after the reporting period	12 Months Ended
Dec. 31, 2020
Events after the reporting period
Events after the reporting period

29.  Events after the reporting period

On 10 February 2021, the Company announced that its board of directors (the “Board”) has received a preliminary non-binding proposal letter, dated 9 February 2021, from a buyer group consisting of the Sponsor, Carnival Investments Limited, a company affiliated with Leung Kam Chung (the “Chairman”), Roberta Lipson and her affiliates (collectively, the “CEO”), Max Rising International Limited, a company affiliated with Carl Wu (the “President”), Ying Zeng (the “COO”), Vivo Capital Fund IX (Cayman), L.P.(“Vivo”), NF SPAC Holding Limited and Sun Hing Associates Limited (together with NF SPAC Holding Limited, “Nan Fung”), Brave Peak Limited (“Shimao”), Aspex Master Fund (“Aspex”), Smart Scene Investment Limited (“Hysan”), and LY Holding Co., Limited (“LY” and, together with the Sponsor, the Chairman, the CEO, the President, the COO, Vivo, Nan Fung, Shimao, Aspex and Hysan, the “Buyer Group”) to acquire all outstanding ordinary shares of the Company not already beneficially owned by members of the Buyer Group or their affiliates in a going-private transaction for US$12.00 per share in cash (the “Proposed Transaction”). The Board subsequently received a clarification from representatives of the Buyer Group indicating that, the Buyer Group intends to also propose to acquire all of the outstanding warrants not already beneficially owned by members of the Buyer Group or their affiliates.The Proposed Transaction, if completed, would result in the Company becoming a privately held company and its ordinary shares would be delisted from the New York Stock Exchange. As at 4 June 2021, the Board has not received from the Buyer Group a proposal to acquire the warrants, nor any indication of the terms and conditions of any such proposal.

On 18 March 2021, the Company announced that the Board has formed a special committee consisting of three independent directors, Dr. Edward Leong Che-hung, Professor Frederick Ma Si-hang and Mr. Lawrence Chia, to consider the Proposed Transaction. Mr. Lawrence Chia serves as the chairman of the Special Committee. As at 4 June 2021, the special committee is still in the process of evaluating the proposal.